Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 202,502	$ 74,781		$ 40,577
Restricted cash	1,624	1,623		1,601
Accounts receivable, net	3,561	5,380		5,741
Payment-dependent notes receivable, current	243	1,153
Prepaid expenses and other current assets	6,170	5,148		4,146
Total current assets	214,100	88,085		91,354
Property and equipment, net	535	497		897
Internal-use software, net	4,481	2,691		1,575
Goodwill and other intangible assets, net	136,843	137,774		140,410
Operating lease right-of-use assets	6,560	7,881		8,983
Payment-dependent notes receivable, noncurrent	14,975	13,453
Other assets, noncurrent	1,679	7,514		1,548
Total assets	379,173	257,895		258,502
Current liabilities:
Accounts payable	2,888	1,920		2,612
Accrued compensation and benefits	9,706	21,240		13,159
Accrued expenses and other current liabilities	8,083	8,343		7,288
Operating lease liabilities, current	5,221	5,367		3,536
Payment-dependent notes payable, current	243	1,153
Total current liabilities	26,141	38,023		68,383
Operating lease liabilities, noncurrent	4,102	5,159		8,824
Payment-dependent notes payable, noncurrent	14,975	13,453
Warrant liabilities	47,916	7,844
Total liabilities	93,134	64,479		109,153
Commitments and contingencies (Note 8)
Convertible preferred stock, net of issuance costs, $0.00001 par value; nil and 86,815,192 shares authorized as of March 31, 2022 and December 31, 2021, respectively; nil and 73,914,149 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively; aggregate liquidation preference of $0 and $271,845 as of March 31, 2022 and December 31, 2021, respectively	0	246,056		156,848
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 169,223,826 and 63,301,388 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	17
Additional paid-in capital	429,005	25,919		52,561
Accumulated deficit	(142,983)	(78,559)		(60,060)
Total stockholders' equity (deficit)	286,039	(52,640)	$ (5,123)	(7,499)	$ (47,563)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 379,173	$ 257,895		$ 258,502